Coldstream Financing - Additional Information (Detail) - USD ($)	1 Months Ended	12 Months Ended
	Apr. 19, 2013	Sep. 30, 2015	Mar. 31, 2016	Sep. 30, 2014
Coldstream Financing [Line Items]
Proceeds from issuance of private placement	$ 2,000,000	$ 451,000
Unit issued price per share.	$ 0.50
Class of warrant or right, exercise price of warrants or rights	$ 0.75
Proceeds from investors in contemplation of merger	$ 2,000,000
Common Stock, Shares Issued		107,542,205	110,423,588	72,076,487
Coldstream Financing
Coldstream Financing [Line Items]
Warrants issued to purchase of common stock	4,000,000
Common Stock, Shares Issued	4,000,000